Note 7 Maximum credit risk exposure (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total stage [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 1,104,820	€ 972,990	€ 904,889
Total stage [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	90,634	72,945	106,749
Total stage [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Equity investments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	9,901	6,760	4,589
Total stage [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	30,846	27,955	28,569
Total stage [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	49,887	38,230	73,590
Total stage [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	11,272	10,546	8,737
Total stage [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Equity investments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	10,539	9,782	7,963
Total stage [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	192	407	484
Total stage [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	541	358	290
Total stage [Member] | Financial assets designated at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,006	836	955
Total stage [Member] | Derivatives [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	49,141	53,229	48,747
Total stage [Member] | Financial assets at fair value through other comprehensive income, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	58,919	59,115	62,289
Total stage [Member] | Financial assets at fair value through other comprehensive income, category [member] | Equity investments [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,360	1,451	1,217
Total stage [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	57,046	57,639	61,047
Total stage [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	513	25	26
Total stage [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	581,271	514,086	463,130
Total stage [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	73,429	59,070	49,544
Total stage [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	10,881	8,261	7,176
Total stage [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	24,263	22,668	17,498
Total stage [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	472,697	424,087	388,912
Total stage [Member] | Total financial assets risk [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	792,242	710,757	690,606
Total stage [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	312,578	262,233	214,283
Total stage [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	227,554	188,515	152,868
Total stage [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	24,865	22,503	18,839
Total stage [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	60,159	51,215	42,577
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	57,020	55,315	60,255
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	24	25	26
Stage 1 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	536,123	467,910	410,590
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	73,387	58,887	49,403
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	10,881	8,261	7,176
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	24,230	22,658	17,478
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	427,625	378,104	336,533
Stage 1 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	303,063	253,291	204,842
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	220,990	182,830	147,376
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	23,988	21,513	17,612
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	58,084	48,948	39,854
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	2,309	771
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	488	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	30,765	31,930	38,061
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	5	149	108
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	34	8	18
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	30,727	31,772	37,935
Stage 2 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	8,839	8,150	8,411
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	6,385	5,524	5,326
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	739	798	998
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,715	1,828	2,087
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	25	16	21
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	14,383	14,246	14,478
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	37	34	32
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	2	2
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	14,346	14,211	14,444
Stage 3 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	676	791	1,030
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	179	160	165
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantee contracts [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	138	192	229
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 359	€ 439	€ 636